UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21241

RMR REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Michael K. Hoffman, Esq.
RMR Real Estate Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	4 Times Square
Newton, Massachusetts 02458	New York, New York 10036-6522

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 17, 2009

(the date that the registrant ceased operations)

The Fund merged with RMR Real Estate Income Fund and ceased operations on June 17, 2009. The Fund has filed an application of de-registration with the Securities and Exchange Commission.

Voting Record

Fund	RMR

Company	Alexandria Real Estate Equities, Inc.
Ticker:	ARE	Cusip:	015271109
Meeting Date:	5/20/2009	Record Date:	3/31/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Joel S. Marcus, (2) Richard B. Jennings, (3) John L. Atkins, III, (4) Richard H. Klein, (5) James H. Richardson, (6) Martin A. Simonetti, (7) Alan G. Walton.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2009.	For	For	Management

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/27/2009	Record Date:	2/27/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James N. Bailey, (2) Terry Considine, (3) Richard S. Ellwood, (4) Thomas L. Keltner, (5) J. Landis Martin, (6) Robert A. Miller, (7) Michael A. Stein.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AIMCO for the fiscal year ending December 31, 2009.	For	For	Management

3.00	Stockholder proposal regarding enactment of a majority vote standard for future uncontested director elections.	Abstained	Abstained	Stockholder

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2009	Record Date:	3/6/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Bryce Blair, (2) Bruce A. Choate, (3) John J. Healy, Jr., (4) Gilbert M. Meyer, (5) Timothy J. Naughton, (6) Lance R. Primis, (7) Peter S. Rummell, (8) H. Jay Sarles, (9) W. Edward Walter.

		For	For	Management

2.00	To approve the AvalonBay Communities, Inc. 2009 stock option and incentive plan.	For	For	Management

3.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the year ending December 31, 2009.	For	For	Management

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	6/2/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Walter D’Alessio, (2) D. Pike Aloian, (3) Anthony A. Nichols, Sr., (4) Donald E. Axinn, (5) Wyche Fowler, (6) Michael J. Joyce, (7) Charles P. Pizzi, (8) Gerard H. Sweeney.

		For	For	Management

2.00	Ratification of the audit committee’s appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm.	For	For	Management

Company	BRE Properties, Inc.
Ticker:	BRE	Cusip:	05564E106
Meeting Date:	5/21/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Paula F. Downey, (2) Edward F. Lange, Jr., (3) Irving F. Lyons III, (4) Edward E. Mace, (5) Christopher J. McGurk, (6) Matthew T. Medeiros, (7) Constance B. Moore, (8) Jeanne R. Myerson, (9) Thomas E. Robinson, (10) Dennis E. Singleton.

		For	For	Management

2.00	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2009.	For	For	Management

Company	Brookfield Properties Corporation
Ticker:	BPO	Cusip:	112900105
Meeting Date:	4/30/2009	Record Date:	3/17/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of directors: (1) Mr. Gordon E. Arnell, (2) Mr. William T. Cahill, (3) Mr. Richard B. Clark, (4) Mr. Jack L. Cockwell, (5) Mr. J. Bruce Flatt, (6) Mr. Roderick D. Fraser, (7) Mr. Paul D. McFarlane, (8) Mr. Allan S. Olson, (9) Ms. Linda D. Rabbitt, (10) Mr. Robert L. Stelzl, (11) Ms. Diana L. Taylor, (12) Mr. John E. Zuccotti.

		For	For	Management

2.00	The appointment of Deloitte & Touche LLP as auditors and authorizing the directors to fix the auditors’ remuneration.	For	For	Management

Company	Cedar Shopping Centers, Inc.
Ticker:	CDR	Cusip:	150602209
Meeting Date:	6/16/2009	Record Date:	4/24/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of directors: (1A) James J. Burns, (1B) Richard Homburg, (1C) Pamela N. Hootkin, (1D) Paul G. Kirk, Jr., (1E) Everett B. Miller, III, (1F) Leo S. Ullman, (1G) Roger M. Widmann.	For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Cornerstone Strategic Value Fund, Inc.
Ticker:	CLM	Cusip:	21924B104
Meeting Date:	10/15/2008	Record Date:	8/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve proposed one-for-four reverse stock split and the amendment to the articles of incorporation.	For	For	Management

2.00	In their discretion, the proxies are authorized to consider and vote upon such other matters as may properly come before the said meeting or any adjournment thereof.	For	For	Management

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T108
Meeting Date:	5/14/2009	Record Date:	3/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jay H. Shidler, (2) Clay W. Hamlin, III, (3) Thomas F. Brady, (4) Robert L. Denton, (5) Douglas M. Firstenberg, (6) Randall M. Griffin, (7) Steven D. Kesler, (8) Kenneth S. Sweet, Jr., (9) Kenneth D. Wethe.

		For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	For	For	Management

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/27/2009	Record Date:	4/14/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) D. Pike Aloian, (2) H.C. Bailey, Jr., (3) Hayden C. Eaves, III, (4) Fredric H. Gould, (5) David H. Hoster II, (6) Mary E. McCormick, (7) David M. Osnos, (8) Leland R. Speed.

		For	For	Management

2.00	To consider and ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the 2009 fiscal year.	For	For	Management

Company	Eaton Vance Enhanced Equity Income Fund
Ticker:	EOS	Cusip:	278277108
Meeting Date:	10/17/2008	Record Date:	8/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Benjamin C. Esty, (2) Thomas E. Faust, Jr., (3) Allen R. Freedman.	For	For	Management

Company	Eaton Vance Enhanced Equity Income Fund
Ticker:	EOS	Cusip:	278277108
Meeting Date:	4/24/2009	Record Date:	2/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) William H. Park*, (2) Ronald A. Pearlman*, (3) Helen Frame Peters*, (4) Heidi L. Steiger**.	For	For	Management

* Class II Trustee; ** Class III Trustee.

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/13/2009	Record Date:	2/18/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jack A. Newman, Jr., (2) James A. Olson.	For	For	Management

2.00

Proposal to approve an amendment to the company’s 2007 equity incentive plan to increase the number of authorized shares of common shares of beneficial interest, $0.01 par value per share, issuable under the plan, from 950,000 shares to 1,950,000 shares.

		For	For	Management

3.00	Proposal to ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2009.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L107
Meeting Date:	6/11/2009	Record Date:	3/31/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) John W. Alexander, (2) Charles L. Atwood, (3) Boone A. Knox, (4) John E. Neal, (5) David J. Neithercut, (6) Sheli Z. Rosenberg, (7) Gerald A. Spector, (8) B. Joseph White, (9) Samuel Zell.

		For	For	Management

2.00	Ratification of the selection of Ernst & Young LLP as the company’s independent auditor for the year ending December 31, 2009.	For	For	Management

3.00	Shareholder proposal relating to a change in the voting standard for trustee elections.	Against	Against	Shareholder

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	297178105
Meeting Date:	5/5/2009	Record Date:	2/27/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) George M. Marcus, (2) Gary P. Martin, (3) Michael J. Schall.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the company for the year ending December 31, 2009.	For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L109
Meeting Date:	4/23/2009	Record Date:	3/3/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Robert R. Fanning, Jr., (2) James F. Flaherty III, (3) Christine N. Garvey, (4) David B. Henry, (5) Lauralee E. Martin, (6) Michael D. McKee, (7) Harold M. Messmer, Jr., (8) Peter L. Rhein, (9) Kenneth B. Roath, (10) Richard M. Rosenberg, (11) Joseph P. Sullivan.

		For	For	Management

2.00	To approve amendments to HCP’s 2006 performance incentive plan.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as HCP’s independent auditors for the fiscal year ending December 31, 2009.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/7/2009	Record Date:	3/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Pier C. Borra, (2) George L. Chapman, (3) Sharon M. Oster, (4) Jeffrey R. Otten.	For	For	Management

2.00	Approval of the amended and restated Health Care REIT, Inc. 2005 long-term incentive plan.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2009.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/21/2009	Record Date:	3/31/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Hasu P. Shah, (2) Michael A. Leven, (3) Kiran P. Patel, (4) John M. Sabin.	For	For	Management

2.00	Ratification of KPMG LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	5/13/2009	Record Date:	3/2/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Gene H. Anderson, (2) David J. Hartzell, (3) L. Glenn Orr, Jr.	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

3.00	Approval of the 2009 long-term equity incentive plan.	For	For	Management

Company	Kilroy Realty Corporation
Ticker:	KRC	Cusip:	49427F108
Meeting Date:	5/27/2009	Record Date:	3/25/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Charter amendment to declassify the board of directors.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) John B. Kilroy, Sr.+, (2) John B. Kilroy, Jr.+*, (3) Edward Brennan, Ph.D.+, (4) William P. Dickey+, (5) Scott S. Ingraham+, (6) Dale F. Kinsella+*.

		For	For	Management

+ To serve until next annual meeting if proposal 1 is approved.

* To serve until 2012 annual meeting if proposal 1 is not approved.

3.00	Amendment to Kilroy Realty 2006 incentive award plan.	For	For	Management

Company	Kimco Realty Corporation
Ticker:	KIM	Cusip:	49446R109
Meeting Date:	5/12/2009	Record Date:	3/18/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) M. Cooper, (2) R. Dooley, (3) J. Grills, (4) D. Henry, (5) F.P. Hughes, (6) F. Lourenso, (7) R. Saltzman, (8) P. Coviello.	For	For	Management

2.00	The ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2009.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	4/23/2009	Record Date:	2/10/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Darryl Hartley-Leonard, (2) Kelly L. Kuhn, (3) William S. McCalmont, (4) Michael D. Barnello.	For	For	Management

2.00	To ratify the appointment of the company’s independent registered public accountants for the year ending December 31, 2009.	For	For	Management

3.00	To consider and approve the 2009 equity incentive plan.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/19/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) E. Robert Roskind, (2) Richard J. Rouse, (3) T. Wilson Eglin, (4) Clifford Broser, (5) Geoffrey Dohrmann, (6) Harold First, (7) Richard S. Frary, (8) Carl D. Glickman, (9) James Grosfeld, (10) Kevin W. Lynch.

		For	For	Management

2.00	To ratify the appointment of KPMG, LLP as the company’s independent registered public accounting firm for the year ending December 31, 2009.	For	For	Management

3.00	Such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/21/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) William P. Hankowsky, (2) David L. Lingerfelt, (3) Jose A. Mejia.	For	For	Management

2.00	Approval of the proposal to ratify the selection of Ernst & Young LLP as the trust’s independent registered public accounting firm for 2009.	For	For	Management

3.00

Approval of the proposal to amend and restate the Liberty Property Trust amended and restated share incentive plan to increase the number of shares available for grant thereunder and make other specified revisions.

		For	For	Management

Company	Mack-Cali Realty Corporation
Ticker:	CLI	Cusip:	554489104
Meeting Date:	6/2/2009	Record Date:	4/7/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mitchell E. Hersh, (2) John R. Cali, (3) Irvin D. Reid, (4) Martin S. Berger.	For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	For	For	Management

Company	Maguire Properties, Inc.
Ticker:	MPG	Cusip:	559775101
Meeting Date:	10/2/2008	Record Date:	8/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jonathan M. Brooks, (2) Christine N. Garvey, (3) Cyrus S. Hadidi, (4) Nelson C. Rising, (5) George A. Vandeman, (6) Paul M. Watson, (7) David L. Weinstein.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Maguire Properties, Inc.
Ticker:	MPG	Cusip:	559775101
Meeting Date:	7/23/2009	Record Date:	5/26/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Christine N. Garvey, (2) Michael J. Gillfillan, (3) Nelson C. Rising, (4) Joseph P. Sullivan, (5) George A. Vandeman, (6) Paul M. Watson, (7) David L. Weinstein.

		For	For	Management

2.00	Ratification of the selection of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/21/2009	Record Date:	4/1/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Edward K. Aldag, Jr., (2) Virginia A. Clarke, (3) G. Steven Dawson, (4) R. Steven Hamner, (5) Robert E. Holmes, Ph.D., (6) Sherry A. Kellett, (7) William G. McKenzie, (8) L. Glenn Orr, Jr.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/28/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) H. Eric Bolton, Jr., (2) Alan B Graf, Jr., (3) John S. Grinalds, (4) Ralph Horn, (5) Simon R.C. Wadsworth.	For	For	Management

2.00	Ratification of Ernst & Young LLP as Mid-America’s Independent registered public accounting firm for 2009.	For	For	Management

3.00	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/15/2009	Record Date:	3/17/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Don Defosset, (2) Dennis E. Gershenson, (3) Kevin B. Habicht, (4) Richard B. Jennings, (5) Ted B. Lanier, (6) Robert C. Legler, (7) Craig Macnab, (8) Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2009.	For	For	Management

3.00	To transact such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	5/5/2009	Record Date:	3/6/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) William K. Doyle, (2) Richard I. Gilchrist, (3) Robert D. Paulson, (4) Jeffrey L. Rush, (5) Keith P. Russell.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent accountants for the calendar year ending December 31, 2009.	For	For	Management

Company	Post Properties, Inc.
Ticker:	PPS	Cusip:	737464107
Meeting Date:	10/16/2008	Record Date:	9/8/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Robert C. Goddard, III, (2) David P. Stockert, (3) Herschel M. Bloom, (4) Douglas Crocker II, (5) Walter M. Deriso, Jr., (6) Russell R. French, (7) David R. Schwartz, (8) Stella F. Thayer, (9) Ronald De Waal.

		For	For	Management

2.00	To ratify the appointment of Deloitte & Touche LLP as the independent registered public accountants for 2008.	For	For	Management

3.00	To approve the amended and restated Post Properties, Inc. 2003 incentive stock plan.	For	For	Management

Company	Public Storage
Ticker:	PSA	Cusip:	74460D109
Meeting Date:	5/7/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) B. Wayne Hughes, (2) Ronald L. Havner, Jr., (3) Dann V. Angeloff, (4) William C. Baker, (5) John T. Evans, (6) Tamara Hughes Gustavson, (7)Uri. P. Harkham, (8) B. Wayne Hughes, Jr., (9) Harvey Lenkin, (10) Gary E. Pruitt, (11) Daniel C. Staton.

		For	For	Management

2.00	Ratification of appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Ramco-Gershenson Properties Trust
Ticker:	RPT	Cusip:	751452202
Meeting Date:	6/10/2009	Record Date:	4/15/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen R. Blank*, (2) Joel M. Pashcow**, (3) Matthew L. Ostrower*, (4) David J. Nettina**.	For	For	Management

Note: * Class III Trustees;

** Class II Trustee;

2.00	Ratification of the appointment of Grant Thornton LLP as the Trust’s independent registered public accounting firm for 2009.	For	For	Management

3.00	Approval of the 2009 omnibus long-term incentive plan.	For	For	Management

Company	Regency Centers Corporation
Ticker:	REG	Cusip:	758849103
Meeting Date:	5/5/2009	Record Date:	2/24/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Martin E. Stein, Jr., (2) Raymond L. Bank, (3) C. Ronald Blankenship, (4) A.R. Carpenter, (5) J. Dix Druce, (6) Mary Lou Fiala, (7) Bruce M. Johnson, (8) Douglas S. Luke, (9) John C. Schweitzer, (10) Brian M. Smith, (11) Thomas G. Wattles.

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the company’s independent accountants for the year ending December 31, 2009.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/8/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1A

To approve proposal to amend the charter to: provide for the election of up to fifteen directors. (If this proposal is not approved by 80% of the votes entitled to be cast, the board will have only 9 directors, 5 of whom are elected by holders of common stock.)

		For	For	Management

1B	To approve proposal to amend the charter to delete supermajority voting requirements.	For	For	Management

1C	To approve proposal to amend the charter to increase the number of authorized shares.	For	For	Management

1D	To approve proposal to amend the charter to delete or change obsolete or unnecessary provisions.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) Melvyn E. Bergstein, (2) Linda Walker Bynoe, (3) Karen N. Horn, Ph. D., (4) Reuben S. Leibowitz, (5) J. Albert Smith, Jr., (6) Pieter S. Van Den Berg*, (7) Allan Hubbard*, (8) Daniel C. Smith*.

		For	For	Management

*Additional Nominees: will not be elected to the board unless proposal 1(A) is approved by 80% of the votes entitled to be cast.

3.00

To authorize management to adjourn, postpone or continue the meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the meeting to adopt proposal 1(A) or proposal 1(B) listed above.

		For	For	Management

4.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2009.	For	For	Management

Company	SL Green Realty Corporation
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/11/2009	Record Date:	3/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen L. Green, (2) John H. Alschuler, Jr.	For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Tanger Factory Outlet Centers, Inc.
Ticker:	SKT	Cusip:	875465106
Meeting Date:	5/8/2009	Record Date:	3/11/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stanley K. Tanger, (2) Steven B. Tanger, (3) Jack Africk, (4) William G. Benton, (5) Bridget Ryan Berman, (6) Thomas E. Robinson, (7) Allan L. Schuman.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers, LLC as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

3.00	To reapprove the performance criteria under the amended and restated incentive award plan.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/14/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Steven Roth, (2) Michael D. Fascitelli, (3) Russell B. Wight, Jr.	For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder

4.00	Shareholder proposal regarding the appointment of an independent chairman.	Against	Against	Shareholder

Company	Weingarten Realty Investors
Ticker:	WRI	Cusip:	948741103
Meeting Date:	5/1/2009	Record Date:	3/4/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stanford Alexander, (2) Andrew M. Alexander, (3) James W. Crownover, (4) Robert J. Cruikshank, (5) Melvin A. Dow, (6) Stephen A. Lasher, (7) Douglas W. Schnitzer, (8) C. Park Shaper, (9) Marc J. Shapiro.

		For	For	Management

2.00	Ratification of Deloitte & Touche LLP as Weingarten’s independent registered public accounting firm.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 19, 2009